Securities (Additional Information) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Securities [Abstract]
Securities pledge as collateral, carrying value	$ 44,135,000	$ 31,085,000
Gross proceeds from sales of securities	1,600,000
Gross gains from sale of securities	54,000
Gross losses from sale of securities	7,000
Tax provision applicable to net realized gains on sale of available for sale securities	$ 16,000